Cash and cash equivalents - Currency (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Cash and cash equivalents
Total	$ 111,049	$ 71,798	$ 86,774	$ 142,802
United States Dollars
Cash and cash equivalents
Total	94,293	58,840
Euro
Cash and cash equivalents
Total	16,113	12,533
Russian Ruble
Cash and cash equivalents
Total	74	89
Armenian Dram
Cash and cash equivalents
Total	35	55
Kazakhstani Tenge
Cash and cash equivalents
Total	529	269
United Arab Emirates Dirham
Cash and cash equivalents
Total	$ 5	$ 12